REVENUE (Details - Revenue by source) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenue	$ 2,018,333	$ 0
Product [Member]
Disaggregation of Revenue [Line Items]
Total revenue	397,627	0
Service [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,620,706	$ 0